Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 11.0	$ 16.0
Deposits	60.0	53.0
Advances and credits, highest amount during the year	16.0	25.0
Deposits, highest amount during the year	130.0	123.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	$ 2.6	$ 2.5